Consolidated Statements of Profit or Loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Revenue from sales of merchandise	$ 43,987,803	$ 32,472,577	$ 23,032,275
Sales of recyclables (Note 3.15)	90,656	107,820	58,906
Total revenue	44,078,459	32,580,397	23,091,181
Cost of sales (Note 18)	(37,038,542)	(27,655,643)	(19,655,090)
Gross profit	7,039,917	4,924,754	3,436,091
Sales expenses (Note 18)	(4,822,912)	(3,460,840)	(2,422,688)
Administrative expenses (Note 18)	(1,386,929)	(952,090)	(623,874)
Other (expense) income - net	(36,213)	8,445	4,524
Operating profit	793,863	520,269	394,053
Financial income (Note 19)	26,069	19,840	7,988
Financial costs (Note 19)	(1,527,107)	(1,168,786)	(1,004,535)
Exchange rate fluctuation (Note 19)	606,270	264,930	(122,368)
Financial costs - net	(894,768)	(884,016)	(1,118,915)
Loss before income tax	(100,905)	(363,747)	(724,862)
Income tax expense (Note 17)	(205,248)	(201,363)	(91,812)
Net loss for the year	$ (306,153)	$ (565,110)	$ (816,674)
Basic loss per share (Note 20)	$ (25.51)	$ (47.09)	$ (68.06)
Diluted loss per share (Note 20)	$ (25.51)	$ (47.09)	$ (68.06)
Class A Shares
Earnings per share [line items]
Weighted average shares	12,000,000	12,000,000	12,000,000